Stock-based Compensation - Summary Of Restricted Stock Option Activity (Parenthetical) (Detail) - 2017 Amended Equity Incentive Plan [Member] - Bird Rides [Member] - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards granted not subject to immediate vesting requirements	4.8	7.2
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award vesting period	48 months	48 months